Consolidated statements of financial position - CAD ($)	May 31, 2024	Aug. 31, 2023
Current
Cash	$ 341,308	$ 3,359,257
Trade and other receivables [note 3]	323,241	550,836
Income tax receivable	16,243	98,540
Inventories [note 4]	5,488,411	2,445,554
Prepaid expenses	2,737,696	1,973,591
Share subscription receivable [note 16]	39,200	39,200
Advances to related parties [note 16]	15,905	20,135
Total current assets	8,962,004	8,487,113
Right-of-use assets [note 6]	1,180,830	2,414,593
Property and equipment [note 7]	1,557,492	2,313,926
Intangibles [note 8]	898,233	966,724
Goodwill [note 9]	4,430,182	9,680,941
Deferred income taxes	103,875	68,460
Other financial assets	6,011	114,755
Total assets	17,138,627	24,046,512
Current
Credit facility [note 10]		155,000
Trade and other payables [notes 11 & 16]	2,503,740	1,754,900
Provision on onerous contracts	91,667	91,667
Contract liabilities [note 12]	907,891	1,815,731
Current portion of lease liabilities [note 13]	435,427	647,638
Current portion of long-term debt [note 14]	61,642	271,546
Other financial liabilities		113,695
Total current liabilities	4,000,367	4,850,177
Lease liabilities [note 13]	902,840	1,994,156
Long-term debt [note 14]	138,017	33,783
Derivative liabilities [note 15]	8,376,440	5,558,822
Deferred income taxes		45,137
Total liabilities	13,417,664	12,482,075
Shareholders' equity
Capital stock [note 17]	52,494,758	50,395,717
Contributed surplus [note 18]	12,052,687	11,684,829
Accumulated other comprehensive income	1,130,252	1,032,628
Deficit	(61,956,734)	(51,548,737)
Total shareholders' equity	3,720,963	11,564,437
Total shareholders' equity and liabilities	$ 17,138,627	$ 24,046,512